Expense Example	Apr. 30, 2026 USD ($)
Roundhill Video Games ETF | Roundhill Video Games ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Roundhill Sports Betting & iGaming ETF | Roundhill Sports Betting & iGaming ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Roundhill Ball Metaverse ETF | Roundhill Ball Metaverse ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	737
Roundhill Cannabis ETF | Roundhill Cannabis ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	516
Roundhill Magnificent Seven ETF | Roundhill Magnificent Seven ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381